Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of impairment charges
As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income (expenses), net on the consolidated statements of income (loss):

Fiscal year	Markets	Total
2022	Aruba, USVI, Peru and Venezuela	$1,171
2021	Mexico, USVI, Peru, Colombia, Venezuela and Argentina	1,573
2020	Mexico, Puerto Rico, USVI, Peru, Aruba, Colombia, Venezuela, Ecuador, Panama and Argentina	6,636

Schedule of goodwill impairment	As a result of the analyses performed during the fiscal years 2022, 2021 and 2020, the Company recorded the following impairment charges, related to goodwill generated in the acquisition of franchised restaurants, for the markets indicated below within Other operating income (expenses), net on the consolidated statements of income (loss):

Fiscal year	Markets	Total
2022	—	$—
2021	—	—
2020	Mexico	1,085